Accounts Receivable	12 Months Ended
Jun. 30, 2021
Accounts Receivable [Abstract]
Accounts receivable

Note 5 – Accounts receivable

Accounts receivable consisted of the following:

	June 30, 2021	June 30, 2020
Color World platform subscription fees due from App payment collections agent	$3,191,711	$-

No provision for allowance on doubtful accounts was recognized for the year ended June 30, 2021.